UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois		60181
(Address of principal executive offices)		(Zip code)

Susan A. Pickar, President and Chief Executive Officer 2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

COPY TO: Joseph M. Mannon Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government Portfolio

(Formerly known as the Government/REPO Portfolio)

(Unaudited)

Schedule of Investments

September 30, 2016

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS IN SECURITIES — 99.8%

REPURCHASE AGREEMENTS — 99.8%

$3,000,000	Bank of Montreal
	To be repurchased at $3,000,100 (collateralized by $2,377,100 par amount of a U.S. Treasury Bonds, a U.S. Treasury Note and a U.S. Treasury Strip, 0.00% to 8.75%; due 08/15/20 to 11/15/42; Total Fair Value $3,060,054)	0.40%	10/03/16	$3,000,000

10,000,000	BNP Paribas Securities Co.
	To be repurchased at $10,000,383 (collateralized by $10,558,875 par amount of U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 4.00%; due 12/31/17 to 08/15/45; Total Fair Value $10,200,013)	0.46%	10/03/16	10,000,000

14,000,000	Goldman Sachs & Co.
	To be repurchased at $14,000,583 (collateralized by $13,620,521 par amount of a Federal National Mortgage Backed Security, 3.00%; due 09/01/29; Total Fair Value $14,420,000)	0.50%	10/03/16	14,000,000

13,700,000	HSBC Securities (USA), Inc.
	To be repurchased at $13,700,514 (collateralized by $13,820,000 par amount of U.S Cash and U.S. Treasury Note, 0.00% to 1.38%; due 01/01/18 to 09/30/23; Total Fair Value $13,813,878)	0.45%	10/03/16	13,700,000

10,000,000	HSBC Securities (USA), Inc.
	To be repurchased at $10,000,392 (collateralized by $9,880,000 par amount of a Federal National Mortgage Backed Security, 3.00%; due 09/01/46; Total Fair Value $10,301,626)	0.47%	10/03/16	10,000,000

14,000,000	Mitsubishi UFJ Securities Co.
	To be repurchased at $14,000,548 (collateralized by $13,357,176 par amount of Federal National Mortgage Backed Securities, Gold Participating Certificates and Government National Mortgage Association, 2.28% to 5.32%; due 01/01/19 to 09/01/46; Total Fair Value $14,413,432)	0.47%	10/03/16	14,000,000

5,000,000	Morgan Stanley Co., LLC
	To be repurchased at $5,000,121 (collateralized by $4,504,702 par amount of U.S. Treasury Notes, a Federal National Mortgage Backed Security, a Federal Home Loan Bond and U.S. Treasury Bonds, 0.00% to 7.25%; due 10/31/16 to 03/17/31; Total Fair Value $5,100,000)	0.29%	10/03/16	5,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)

$10,000,000	RBC Capital Markets, LLC
	To be repurchased at $10,000,392 (collateralized by $9,968,600 par amount of a U.S. Treasury Note, 1.63%; due 08/31/19; Total Fair Value $10,200,008)	0.47%	10/03/16	$10,000,000

1,000,000	RBC Capital Markets, LLC
	To be repurchased at $1,000,041 (collateralized by $947,858 par amount of Government National Mortgage Association and Federal National Mortgage Backed Securities, 2.63% to 5.00%; due 06/15/42 to 01/01/44; Total Fair Value $1,020,025)	0.49%	10/03/16	1,000,000

3,000,000	TD Securities (USA), LLC
	To be repurchased at $300,000,130 (collateralized by $2,884,300 par amount of a U.S. Treasury Note and a U.S. Treasury Bond, 2.00% to 3.00%; due 02/28/21 to 11/15/45; Total Fair Value $3,060,006)	0.52%	10/03/16	3,000,000

8,000,000	TD Securities (USA), LLC
	To be repurchased at $8,000,333 (collateralized by $6,885,200 par amount of a U.S. Treasury Bond, 3.13%; due 08/15/44; Total Fair Value $8,160,038)	0.50%	10/03/16	8,000,000

10,000,000	The Bank of Nova Scotia
	To be repurchased at $10,000,375 (collateralized by $9,675,800 par amount of a U.S. Treasury Note, 2.13%; due 12/31/22; Total Fair Value $10,200,059)	0.45%	10/03/16	10,000,000

	Total Repurchase Agreements (Cost $101,700,000)			101,700,000

	Total Investments in Securities — 99.8% (Cost $101,700,000) *			101,700,000

	Other Assets in excess of Liabilities — 0.2%			228,386

	Net Assets — 100.0%			$101,928,386

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2016

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS — 53.2%

BANK OBLIGATIONS — 10.1%
CERTIFICATES OF DEPOSIT — 0.9%
$2,800,000	Citibank NA	0.80%	11/01/16	$2,800,000
				2,800,000

YANKEE CERTIFICATES OF DEPOSIT — 9.2%
3,000,000	Bank of Montreal, Chicago	0.69%	10/05/16	3,000,000
3,000,000	Bank of Montreal, Chicago	0.58%	10/26/16	3,000,000
5,000,000	Credit lndustriel ET Commercial, New York	0.97%	11/03/16	5,000,000
6,000,000	Norinchukin Bank, New York	0.90%	11/16/16	6,000,000
3,000,000	Sumitomo Mitsui Banking Corp., New York	0.75%	10/17/16	3,000,000
5,000,000	Sumitomo Mitsui, New York	0.42%	10/04/16	5,000,000
3,000,000	Svenska Handelsbanken AB, New York	0.65%	10/11/16	3,000,000
2,000,000	UBS AG	1.05%	01/11/17	2,000,000
				30,000,000
	Total Bank Obligations (Cost $32,800,000)			32,800,000

CORPORATE DEBT — 34.8%
COMMERCIAL PAPER — 34.8%
ASSET BACKED SECURITIES — 17.7%(1) (2)
7,000,000	Antalis SA	0.60%	10/07/16	6,999,531
4,000,000	Liberty Street Funding LLC	0.55%	10/17/16	3,999,144
5,000,000	LMA Americas LLC	0.40%	10/03/16	5,000,000
8,500,000	Manhattan Asset Funding Co., LLC	0.62%	10/12/16	8,498,683
3,000,000	Nieuw Amsterdam Receivables Corp.	0.92%	12/07/16	2,995,017
5,000,000	Regency Markets No. 1 LLC	0.65%	10/14/16	4,999,007
4,000,000	Regency Markets No. 1 LLC	0.65%	10/26/16	3,998,339
5,000,000	Starbird Funding Corp.	0.55%	10/04/16	4,999,924
4,000,000	Starbird Funding Corp.	0.94%	11/01/16	3,996,971
3,000,000	Thunder Bay Funding LLC	0.88%	10/11/16	2,999,413
5,000,000	Versailles Commercial Paper LLC	0.75%	10/17/16	4,998,542
4,000,000	Versailles Commercial Paper LLC	0.97%	11/15/16	3,995,366
				57,479,937

FINANCIAL COMPANIES — 17.1%
5,000,000	Bank Nederlandse Gemeenten NV (1) (2)	0.40%	10/05/16	4,999,889
4,000,000	BNP Paribas Fortis SA NV, New York (1)	0.28%	10/03/16	4,000,000
6,000,000	BNP Paribas Fortis SA NV, New York (1)	0.58%	10/06/16	5,999,710
5,000,000	Caisse Centrale Desjardins du Quebec (1) (2)	0.50%	10/14/16	4,999,236
10,000,000	DBS Bank Ltd. (1) (2)	0.77%	11/07/16	9,992,514
5,000,000	DNB Bank SA (1) (2)	0.65%	10/11/16	4,999,278
7,300,000	Macquarie Bank Ltd. (1) (2)	0.60%	10/17/16	7,298,297
10,000,000	NRW Bank (1) (2)	0.71%	10/20/16	9,996,647

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$3,000,000	United Overseas Bank Ltd. (1) (2)	0.60%	10/26/16	$2,998,850
				55,284,421
	Total Commercial Paper			112,764,358
	Total Corporate Debt (Cost $112,764,358)			112,764,358

NON-U.S. SUB-SOVEREIGN — 2.1%
7,000,000	Caisse des Depots ET Consignations	0.59%	10/06/16	6,999,656
	Total Non-U.S. Sub-Sovereign (Cost $6,999,656)			6,999,656

VARIABLE RATE OBLIGATIONS — 3.7%
5,000,000	Jets Stadium Development LLC (3)	0.82%	04/01/47	5,000,000
7,000,000	Maryland Health & Higher Educational Facilities Authority (3)	0.78%	04/01/35	7,000,000
	Total Variable Rate Obligations (Cost $12,000,000)			12,000,000

TIME DEPOSITS — 2.5%
5,000,000	Credit Agricole Corporate Investment Bank SA	0.30%	10/03/16	5,000,000
3,000,000	Natixis SA	0.30%	10/03/16	3,000,000
	Total Time Deposits (Cost $8,000,000)			8,000,000
	Total Investments (Cost $172,564,014)			172,564,014

REPURCHASE AGREEMENTS — 46.3%
55,000,000	HSBC Securities (USA), Inc.
	To be repurchased at $55,002,063 (collateralized by $56,165,000 par amount of a U.S. Treasury Note, 1.38%; due 09/30/23; Total Fair Value $56,104,514)	0.45%	10/03/16	55,000,000

50,000,000	RBC Capital Markets, LLC
	To be repurchased at $50,001,958 (collateralized by $50,000,049 par amount of U.S. Treasury Notes and a Federal National Mortgage Backed Security, 0.50% to 3.00%; due 03/31/17 to 09/01/46; Total Fair Value $51,102,218)	0.47%	10/03/16	50,000,000

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$45,000,000	TD Securities (USA), LLC
	To be repurchased at $45,001,950 (collateralized by $45,000,071 par amount of a U.S. Treasury Note and a U.S. Treasury Bill, 0.00% to 2.50%; due 02/23/17 to 5/15/24; Total Fair Value $45,900,072)	0.52%	10/03/16	$45,000,000
	Total Repurchase Agreements (Cost $150,000,000)			150,000,000

	Total Investments in Securities — 99.5% (Cost $322,564,014) *			322,564,014

	Other Assets in excess of Liabilities — 0.5%			1,595,588

	Net Assets — 100.0%			$324,159,602

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

(3)	Variable rate security. Interest Rate shown is as of the report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2016

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

U.S. TREASURY OBLIGATIONS — 41.9%(1)
$2,025,000	U.S. Treasury Bill	0.48%	03/30/17	$2,020,695
1,000,000	U.S. Treasury Bill	0.48%	03/30/17	997,874
2,000,000	U.S. Treasury Bill	0.58%	03/30/17	1,995,748
11,500,000	U.S. Treasury Bill	0.50%	04/30/17	11,497,458
	Total U.S. Treasury Obligations (Cost $16,509,492)			16,511,775

AGENCY OBLIGATIONS — 57.1%
800,000	Federal Home Loan Mortgage Corp. (2)	1.20%	07/26/19	798,880
223,373	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	234,848
94,642	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	97,682
320,566	Federal Home Loan Mortgage Corp. (2)	5.50%	12/01/24	340,245
186,844	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	193,854
308,705	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	317,740
483,715	Federal Home Loan Mortgage Corp. (2)	5.00%	07/01/25	502,335
271,929	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	286,546
22,196	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	22,595
93,056	Federal Home Loan Mortgage Corp., CMO (2)	4.78%	01/25/17	94,198
24,414	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	24,844
285,272	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	10/15/18	287,033
445,959	Federal Home Loan Mortgage Corp., CMO (2)	2.50%	09/15/24	449,810
239,477	Federal Home Loan Mortgage Corp., CMO (2)	3.50%	11/15/25	240,695
378,142	Federal Home Loan Mortgage Corp., CMO (2)	2.20%	01/15/35	385,573
654,753	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	08/15/37	662,143
435,055	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	06/15/38	438,211
465,414	Federal National Mortgage Association (2)	2.65%	06/01/17	467,018
150,220	Federal National Mortgage Association (2)	5.46%	06/01/17	151,250
500,000	Federal National Mortgage Association (2)	1.32%	11/01/17	500,015
313,476	Federal National Mortgage Association (2)	5.32%	06/01/18	327,785
565,000	Federal National Mortgage Association (2)	3.11%	07/01/18	581,180
169,414	Federal National Mortgage Association (2)	5.50%	09/01/18	174,214
560,615	Federal National Mortgage Association (2)	4.50%	11/01/18	575,305
455,809	Federal National Mortgage Association (2)	2.30%	04/01/19	458,618
456,733	Federal National Mortgage Association (2)	2.44%	05/01/19	461,485
300,000	Federal National Mortgage Association (2)	4.51%	06/01/19	310,015
232,613	Federal National Mortgage Association (2)	4.50%	10/01/19	238,680
471,674	Federal National Mortgage Association (2)	6.00%	10/01/19	485,046
487,296	Federal National Mortgage Association (2)	2.22%	03/01/20	490,856
373,165	Federal National Mortgage Association (2)	4.50%	04/01/20	383,308
192,199	Federal National Mortgage Association (2)	4.50%	07/01/20	197,633
563,321	Federal National Mortgage Association (2)	4.50%	01/01/26	580,070
170,811	Federal National Mortgage Association, CMBS (2)	1.11%	02/25/17	170,781
550,000	Federal National Mortgage Association, CMBS (2)	2.43%	01/25/19	561,347
382,907	Federal National Mortgage Association, CMO (2)	5.00%	10/25/18	392,904
210,283	Federal National Mortgage Association, CMO (2)	2.25%	02/25/29	210,313

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

AGENCY OBLIGATIONS (continued)
$356,527	Federal National Mortgage Association, CMO (2)	3.00%	04/25/36	$361,590
86,796	FHLMC Multifamily Structured Pass Through Certificates (2)	1.66%	11/25/16	86,723
590,288	FHLMC Multifamily Structured Pass Through Certificates (2)	4.77%	05/25/18	605,876
198,642	Government National Mortgage Association	4.50%	09/15/18	202,991
115,580	Government National Mortgage Association	4.50%	06/15/19	119,017
4,845	Government National Mortgage Association	5.85%	07/20/58	5,195
255,019	Government National Mortgage Association	5.46%	07/20/59	259,183
116,536	Government National Mortgage Association	5.46%	08/20/59	118,622
105,046	Government National Mortgage Association	5.47%	08/20/59	106,709
119,200	Government National Mortgage Association	5.47%	08/20/59	122,085
112,457	Government National Mortgage Association	5.59%	11/20/59	115,533
249,591	Government National Mortgage Association	5.50%	01/20/60	256,491
120,481	Government National Mortgage Association	5.00%	05/20/60	125,891
169,150	Government National Mortgage Association	4.75%	10/20/60	173,639
124,256	Government National Mortgage Association	5.29%	10/20/60	132,433
161,448	Government National Mortgage Association	4.31%	12/20/60	166,033
324,024	Government National Mortgage Association	4.75%	01/20/61	334,509
344,235	Government National Mortgage Association	4.80%	01/20/61	356,066
918,111	Government National Mortgage Association	4.72%	03/20/61	951,015
133,469	Government National Mortgage Association	4.70%	05/20/61	139,152
454,371	Government National Mortgage Association	4.70%	09/20/61	475,841
352,986	Government National Mortgage Association	4.66%	01/20/62	371,840
139,504	Government National Mortgage Association	5.41%	06/20/62	142,612
185,436	Government National Mortgage Association	4.53%	07/20/62	196,419
348,214	Government National Mortgage Association	4.55%	09/20/62	371,678
462,563	Government National Mortgage Association	4.50%	10/20/62	496,315
196,575	Government National Mortgage Association	5.40%	03/20/64	200,788
23,478	Government National Mortgage Association, CMBS	2.16%	07/16/33	23,465
803,964	Government National Mortgage Association, CMBS	1.70%	08/16/33	804,721
309,092	Government National Mortgage Association, CMO	3.00%	10/20/37	314,569
142,025	Government National Mortgage Association, CMO	2.00%	06/20/39	142,949
294,864	Government National Mortgage Association, CMO	5.47%	11/20/59	300,860
204,651	National Credit Union Administration Guaranteed Notes (3)	0.90%	11/06/17	204,511
341,808	Small Business Administration (3)	3.33%	06/25/22	356,112
221,495	Small Business Administration (3)	4.33%	03/25/24	238,545
	Total Agency Obligations (Cost $22,320,809)			22,475,033

See accompanying notes to Schedule of Investments

Shares	Issuer	Fair Value

REGISTERED INVESTMENT COMPANY — 17.7%
6,978,463	Dreyfus Treasury & Agency Cash Management Fund, 0.14% (4)	$6,978,463
	Total Registered Investment Company (Cost $6,978,463)	6,978,463

	Total Investments in securities — 116.7% (Cost $45,808,764) *	45,965,271

	Liabilities in excess of Other Assets — (16.7%)	(6,586,978)

	Net Assets — 100.0%	$39,378,293

	Net Asset Value Per Participation Certificate	$10.03

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio, as computed on a federal income tax basis, are as follows:

	Aggregate cost	$45,808,764
	Gross unrealized appreciation	182,331
	Gross unrealized depreciation	(25,824)
	Net unrealized appreciation	$156,507

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Interest rate disclosed is as of September 30, 2016.
(4)	Interest Rate periodically changes. Interest Rate disclosed is the 7 day yield as of September 30, 2016.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2016

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

U.S. TREASURY OBLIGATIONS — 7.7%
$11,650,000	U.S. Treasury Note	1.00%	12/31/17	$11,690,961
610,000	U.S. Treasury Note	0.88%	03/31/18	611,239
	Total U.S. Treasury Obligations (Cost $12,249,623)			12,302,200

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
1,075,682	Banc of America Commercial Mortgage Trust (1)	6.23%	02/10/51	1,116,385
1,293,734	CD Commercial Mortgage Trust	5.32%	12/11/49	1,299,257
500,000	Commercial Mortgage Trust (1)(2)	1.33%	03/15/29	495,168
3,042,251	Commercial Mortgage Trust	5.44%	03/10/39	3,046,731
842,320	JP Morgan Chase Commercial Mortgage Securities Trust (6)	5.34%	05/15/47	842,453
522,471	JP Morgan Chase Commercial Mortgage Securities Trust	0.73%	12/15/47	521,380
87,100	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	87,082
1,000,000	LB-UBS Commercial Mortgage Trust (6)	4.98%	01/15/36	85,199
9,871	Morgan Stanley Capital I Trust	5.61%	04/15/49	9,863
35,008	Wachovia Bank Commercial Mortgage Trust	5.31%	11/15/48	34,978
537,965	Wachovia Bank Commercial Mortgage Trust	5.88%	06/15/49	537,674
104,337	Wachovia Bank Commercial Mortgage Trust	5.89%	06/15/49	104,198
13,842	WFRBS Commercial Mortgage Trust	0.74%	03/15/48	13,836
	Total Commercial Mortgage-Backed Securities (Cost $9,149,393)			8,194,204

ASSET-BACKED SECURITIES — 38.9%
575,000	Ally Auto Receivables Trust	1.44%	08/17/20	578,034
1,111,000	Ally Master Owner Trust	1.33%	03/15/19	1,112,791
1,320,000	American Express Issuance Trust II (1)	0.97%	02/15/19	1,316,295
1,000,000	AmeriCredit Automobile Receivables Trust	2.68%	10/09/18	1,001,208
490,467	AmeriCredit Automobile Receivables Trust	1.69%	11/08/18	490,912
1,337,327	AmeriCredit Automobile Receivables Trust	1.57%	01/08/19	1,339,440
1,322,000	AmeriCredit Automobile Receivables Trust	3.31%	10/08/19	1,347,370
176,781	ARI Fleet Lease Trust (2)	0.81%	11/15/22	176,514
3,440,000	Cabela’s Credit Card Master Note Trust (2)	1.45%	06/15/20	3,447,524
749,682	Capital Auto Receivables Asset Trust	1.32%	06/20/18	750,053
550,000	Capital Auto Receivables Asset Trust	1.74%	10/22/18	550,562
2,600,000	Capital One Multi-Asset Execution Trust	5.75%	07/15/20	2,713,909
300,000	CarMax Auto Owner Trust	1.24%	10/15/18	300,228
1,756,000	CarMax Auto Owner Trust	1.49%	01/15/19	1,761,139
1,630,000	CarMax Auto Owner Trust	1.38%	11/15/19	1,634,589
686,000	Chase Issuance Trust (1)	0.78%	04/15/19	685,574
1,030,000	Chase Issuance Trust (1)	0.99%	04/15/19	1,029,717
1,945,000	Chase Issuance Trust	1.10%	01/15/20	1,943,979
1,000,000	Chase Issuance Trust	1.37%	06/15/21	1,002,926
1,100,000	Chesapeake Funding II LLC (2)	1.88%	06/15/28	1,104,124
2,356,780	CIT Equipment Collateral (2)	1.50%	10/21/19	2,355,501

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

ASSET-BACKED SECURITIES (continued)
$31,679	CIT Equipment Collateral (2)	1.13%	07/20/20	$31,671
625,000	Citibank Credit Card Issuance Trust	1.02%	02/22/19	625,240
78,429	CNH Equipment Trust	0.69%	08/15/18	78,396
908,329	CNH Equipment Trust	1.05%	11/15/19	907,848
1,100,000	CNH Equipment Trust	1.37%	07/15/20	1,101,842
2,200,000	CNH Equipment Trust	1.67%	08/16/21	2,208,733
1,750,000	Discover Card Execution Note Trust	5.65%	03/16/20	1,825,172
650,000	Dryrock Issuance Trust (1)	0.88%	12/16/19	650,525
1,865,000	Dryrock Issuance Trust	1.48%	09/15/20	1,871,258
1,195,700	Fifth Third Auto	1.30%	02/15/20	1,196,257
218,729	Fifth Third Auto Trust	0.68%	04/16/18	218,630
2,000,000	Fifth Third Auto Trust	1.14%	10/15/20	2,000,619
1,100,000	Ford Credit Auto Owner Trust	2.43%	01/15/19	1,100,486
700,000	Ford Credit Floorplan Master Owner Trust	2.32%	01/15/19	701,890
500,000	Ford Credit Floorplan Master Owner Trust	2.86%	01/15/19	502,194
500,000	Ford Credit Floorplan Master Owner Trust	1.20%	02/15/19	500,302
1,000,000	Ford Credit Floorplan Master Owner Trust	1.40%	02/15/19	1,000,383
2,500,000	Golden Credit Card Trust (2)(3)	1.39%	07/15/19	2,503,871
2,000,000	Mercedes Benz Auto Lease Trust	1.21%	10/15/20	2,001,969
1,849,972	North Carolina State Education Assistance Authority (1)	1.51%	07/25/25	1,838,410
801,990	North Carolina State Education Assistance Authority (1)	1.61%	01/26/26	799,360
298,386	Sierra Timeshare Receivables Funding LLC (2)	2.38%	03/20/29	298,652
332,320	Sierra Timeshare Receivables Funding LLC (2)	1.87%	08/20/29	330,202
597,041	SMART Trust Australia (3)	1.18%	02/14/19	594,772
2,745,000	Susquehanna Auto Receivables Trust (2)	1.43%	08/15/19	2,751,021
2,970,000	Synchrony Credit Card Master Note Trust	1.61%	11/15/20	2,984,434
202,218	TAL Advantage V LLC (2)	1.70%	05/20/39	199,921
1,156,000	Toyota Auto Receivables Owner Trust	1.27%	05/15/19	1,158,699
1,115,685	Volvo Financial Equipment LLC (2)	0.97%	08/15/19	1,115,568
1,725,000	World Financial Network Credit Card Master Trust	1.26%	03/15/21	1,725,630
113,482	World Omni Auto Receivables Trust	0.79%	07/16/18	113,465
500,000	World Omni Auto Receivables Trust	1.32%	01/15/20	501,085
	Total Asset-Backed Securities (Cost $62,000,309)			62,080,894

AGENCY OBLIGATIONS — 12.3%
194,419	Federal Home Loan Mortgage Corp. (4)	5.00%	06/01/25	201,713
1,298,506	Federal Home Loan Mortgage Corp., CMO (4)	4.00%	08/15/37	1,313,161
1,630,471	Federal National Mortgage Association, CMBS (4)	1.11%	02/25/17	1,630,186
6,000,000	FHLMC Multifamily Structured Pass Through Certificates (1) (4)	3.88%	11/25/17	6,127,894
847,979	FHLMC Multifamily Structured Pass Through Certificates (2) (4)	1.43%	08/25/17	849,129
239,366	Government National Mortgage Association	5.46%	07/20/59	243,169
170,013	Government National Mortgage Association	5.46%	07/20/59	172,788
233,072	Government National Mortgage Association	5.46%	08/20/59	237,243
192,585	Government National Mortgage Association	5.47%	08/20/59	195,633

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

AGENCY OBLIGATIONS (continued)
$119,200	Government National Mortgage Association	5.47%	08/20/59	$122,085
1,364,003	Government National Mortgage Association	5.62%	09/20/59	1,395,014
56,228	Government National Mortgage Association	5.59%	11/20/59	57,766
109,692	Government National Mortgage Association	5.72%	06/20/61	113,057
4,461,093	Government National Mortgage Association	4.70%	09/20/61	4,671,889
285,723	Government National Mortgage Association	5.16%	06/20/62	300,012
204,606	Government National Mortgage Association	5.41%	06/20/62	209,164
835,481	Government National Mortgage Association (1)	2.76%	10/20/63	890,843
619,566	Government National Mortgage Association, CMO (1)	0.81%	11/16/35	617,850
222,035	Small Business Administration (1)	3.08%	06/25/22	229,185
	Total Agency Obligations (Cost $19,554,568)			19,577,781

CORPORATE BONDS — 34.0%
AUTO MANUFACTURERS — 1.9%
360,000	American Honda Finance Corp. (1)	1.64%	02/22/19	364,345
1,425,000	Ford Motor Credit Co. LLC	2.24%	06/15/18	1,436,974
1,250,000	Volkswagen Group of America Finance LLC (1)(2)	1.09%	11/22/16	1,249,894
				3,051,213

BANKS — 18.4%
1,000,000	Bank of America Corp.	6.88%	04/25/18	1,079,261
1,500,000	Bank of America NA (1)	1.29%	06/05/17	1,502,724
2,440,000	Commonwealth Bank of Australia/New York (3)	1.90%	09/18/17	2,452,303
2,299,000	Cooperatieve Rabobank UA (3)	3.38%	01/19/17	2,314,654
2,059,000	Credit Suisse/New York (3)	1.38%	05/26/17	2,056,960
1,000,000	Export-Import Bank of Korea (3)	4.00%	01/11/17	1,007,601
1,025,000	Fifth Third Bank/Cincinnati	1.15%	11/18/16	1,025,017
1,225,000	Fifth Third Bank/Cincinnati	2.15%	08/20/18	1,240,795
1,250,000	Goldman Sachs Group Inc. (The) (1)	1.92%	11/15/18	1,260,479
1,050,000	HSBC USA, Inc. (3)	1.63%	01/16/18	1,050,574
2,500,000	JPMorgan Chase Bank NA	6.00%	10/01/17	2,607,678
1,415,000	Lloyds Bank PLC (3)	1.75%	05/14/18	1,419,181
550,000	Lloyds Bank PLC (3)	2.00%	08/17/18	552,406
1,325,000	Morgan Stanley	6.63%	04/01/18	1,420,218
3,200,000	National City Bank/Cleveland OH (1)	1.20%	12/15/16	3,200,957
580,000	Royal Bank of Canada (3)	1.40%	10/13/17	580,396
975,000	Toronto-Dominion Bank (The) (3)	1.13%	05/02/17	975,755
1,350,000	UBS AG/Stamford CT (3)	1.38%	06/01/17	1,350,522
2,200,000	Wells Fargo & Co.	1.40%	09/08/17	2,199,641
				29,297,122

BEVERAGES — 0.9%
1,448,000	Anheuser-Busch InBev Finance Inc. (3)	1.13%	01/27/17	1,448,961
				1,448,961

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

CORPORATE BONDS (continued)
COMPUTERS — 0.6%
$1,000,000	Hewlett Packard Enterprise Co. (1)(2)	2.60%	10/05/17	$1,007,699
				1,007,699

DIVERSIFIED FINANCIAL SERVICES — 1.7%
2,350,000	American Express Credit Corp. (1)	1.11%	06/05/17	2,351,469
400,000	Eaton Vance Corp.	6.50%	10/02/17	419,728
				2,771,197

HEALTH CARE SERVICES — 0.6%
890,000	Aetna, Inc.	1.70%	06/07/18	892,836
				892,836

INSURANCE — 0.6%
1,000,000	Principal Life Global Funding II (2)	1.13%	02/24/17	999,644
				999,644

MANUFACTURING — 0.4%
550,000	General Electric Co. (1)	1.06%	08/07/18	550,944
				550,944

MEDIA — 1.6%
1,250,000	Comcast Cable Communications LLC	8.88%	05/01/17	1,303,981
1,250,000	NBCUniversal Enterprise, Inc. (1)(2)	1.57%	04/15/18	1,258,933
				2,562,914

MINING — 0.4%
687,000	BHP Billiton Finance USA Ltd. (3)	1.63%	02/24/17	688,118
				688,118

OIL & GAS — 2.9%
800,000	Schlumberger Norge AS (2)(3)	1.25%	08/01/17	799,365
1,000,000	Sempra Energy	2.30%	04/01/17	1,005,080
1,000,000	Statoil ASA (1)(3)	1.25%	11/08/18	1,001,692
1,740,000	Total Capital International SA (3)	1.55%	06/28/17	1,744,962
				4,551,099

PHARMACEUTICALS — 0.7%
1,050,000	Actavis, Inc.	1.88%	10/01/17	1,053,880
				1,053,880

PIPELINES — 0.6%
940,000	Kinder Morgan, Inc.	7.00%	06/15/17	972,928
				972,928

REAL ESTATE INVESTMENT TRUSTS — 1.7%
755,000	Essex Portfolio LP	5.50%	03/15/17	768,135
1,000,000	Simon Property Group LP	2.15%	09/15/17	1,006,672
1,000,000	Ventas Realty LP	1.25%	04/17/17	999,705
				2,774,512

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity †	Fair Value

CORPORATE BONDS (continued)
TELECOMMUNICATION SERVICES — 1.0%
$1,600,000	Nippon Telegraph & Telephone Corp. (3)	1.40%	07/18/17	$1,603,011
				1,603,011
	Total Corporate Bonds (Cost $54,143,341)			54,226,078

CORPORATE INTERNATIONAL SOVEREIGN — 1.3%
1,700,000	Province of British Columbia Canada (3)	1.20%	04/25/17	1,703,284
397,000	Province of Ontario Canada (3)	1.10%	10/25/17	397,528
	Total Corporate International Sovereign (Cost $2,099,941)			2,100,812

Shares

REGISTERED INVESTMENT COMPANY — 0.4%
707,833	Dreyfus Treasury & Agency Cash Management Fund, 0.14% (5)			707,833
	Total Registered Investment Company (Cost $707,833)			707,833

	Total Investments in Securities — 99.7% (Cost $159,905,008) *			159,189,802

	Other Assets in excess of Liabilities — 0.3%			455,752

	Net Assets — 100.0%			$159,645,554

	Net Asset Value Per Participation Certificate			$9.94

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio, as computed on a federal income tax basis, are as follows:

	Aggregate cost	$159,905,008
	Gross unrealized appreciation	389,333
	Gross unrealized depreciation	(1,104,539)
	Net unrealized depreciation	$(715,206)

(1)	Variable or floating rate security. Interest Rate disclosed is as of September 30, 2016.
(2)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC, the investment adviser to the Ultrashort Duration Bond Portfolio.

See accompanying notes to Schedule of Investments

(3)	Security is Domiciled in a foreign jurisdiction.
(4)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(5)	Interest Rate periodically changes. Interest Rate disclosed is the 7 day yield as of September 30, 2016.
(6)	Illiquid Security.
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
NA	National Association

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2016

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company and in accordance with the Financial Standards Accounting Board (“FASB”) Accounting Standards update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies. The Fund consists of four separate diversified portfolios: the Government Portfolio (formerly the Government/REPO Portfolio), the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. Fixed income securities acquired with remaining maturities of 60 days or less are valued using the amortized cost method when it represents the best estimate of fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until effective maturity or sale of the security.

Investments in other open-end management investment companies, if held, are valued based on the NAVs of the management investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Portfolios. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds continue to transact at $1.00 per share and use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their  portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Portfolio’s Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.

Government Portfolio will operate as a Government money market fund. As a Government money market fund, the Portfolio: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.

Beginning on October 11, 2016, the Money Market Portfolio will operate as an Institutional money market fund. As an Institutional money market fund, the Money Market Portfolio: (1) will not be limited to institutional investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four decimal- place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, if the Portfolio’s Board determines such liquidity fees or redemption gates are in the best interest of the Portfolio.

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2016

(Continued)

Fair Value Measurement:  The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. A summary of the inputs used to value the Portfolios’ net assets as of September 30, 2016 is as follows:

	Total Fair Value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
Investments in Securities*	$101,700,000	$—	$101,700,000	$—

Money Market Portfolio
Investments in Securities*	$322,564,014	$—	$322,564,014	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$16,511,775	$—	$16,511,775	$—
Agency Obligations	22,475,033	—	22,475,033	—
Registered Investment Company	6,978,463	6,978,463	—	—
	$45,965,271	$6,978,463	$38,986,808	$—
Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$12,302,200	$—	$12,302,200	$—
Commercial Mortgage-Backed Securities	8,194,204	—	8,109,005	85,199
Asset-Backed Securities	62,080,894	—	62,080,894	—
Agency Obligations	19,577,781	—	19,577,781	—
Corporate Bonds	54,226,078	—	54,226,078	—
Corporate International Sovereign	2,100,812	—	2,100,812	—
Registered Investment Company	707,833	707,833	—	—
	$159,189,802	$707,833	$158,396,770	$85,199

* Please refer to the schedule of investments for industry and security type breakouts.

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2016

(Continued)

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as: changes in liquidity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios` investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios may ultimately realize upon sale. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The Level 3 categorized asset listed above has been valued by an independent third party valuation firm at September 30, 2016. However, the characterization as a Level 3 security was made due to the sudden price decline and illiquid nature of the security.

For Level 3 investments using significant unobservable inputs, U.S. GAAP requires the Ultrashort Duration Bond Portfolio to present a reconciliation of the beginning and ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers between levels are based on values at the end of a period. U.S. GAAP also requires the Portfolios to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of the Level 3 investment is presented below:

Ultrashort Duration Bond Portfolio

Commercial Mortgage-Backed Security
Value, Beginning of Period	$—
Purchase	1,000,000
Sales	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation/(Depreciation)	(914,801)
Transfer In	—
Transfer Out	—
Value, End of Period	$85,199

For the nine months ended September 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors.  In addition, the SEC required certain open-end funds to adopt liquidity risk management programs to ensure that funds meet their obligation to satisfy shareholder redemption requests on a daily basis.  The SEC also will allow open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review.  The effective dates of these rules are generally not impacting the Fund until June 1, 2019.  Management is currently evaluating the impacts to the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	November 22, 2016

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke
Title:	Principal Financial Officer
Date:	November 22, 2016